Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of right-to-use assets

				Total right-
	Land and	Motor		of-use
	buildings	vehicles	Other	assets
	$m	$m	$m	$m
Cost
At 1 January 2019	–	–	–	–
Opening balance	580	124	18	722
Additions	85	85	3	173
Disposals and other movements	(44)	(7)	1	(50)
Exchange adjustments	6	–	–	6
At 31 December 2019	627	202	22	851
Additions	87	89	15	191
Disposals and other movements	–	(27)	(2)	(29)
Exchange adjustments	21	8	1	30
At 31 December 2020	735	272	36	1,043
Depreciation and impairment
At 1 January 2019	–	–	–	–
Depreciation charge for the year	130	70	7	207
Impairment charge	4	–	–	4
Disposals and other movements	(3)	(6)	1	(8)
Exchange adjustments	1	–	–	1
At 31 December 2019	132	64	8	204
Depreciation charge for the year	131	75	9	215
Disposals and other movements	(24)	(26)	(4)	(54)
Exchange adjustments	8	4	–	12
At 31 December 2020	247	117	13	377
Net book value
At 31 December 2019	495	138	14	647
At 31 December 2020	488	155	23	666

Schedule of the present value of lease liabilities

	2020	2019	2018
	$m	$m	$m
The present value of lease liabilities is as follows:
Within one year	(192)	(188)	–
Later than one year and not later than five years	(389)	(368)	–
Later than five years	(100)	(119)	–
Total lease liabilities	(681)	(675)	–

Schedule of total rentals under operating leases charged to profit

2018
$m
Operating leases	188

Schedule of future minimum lease payments

2018
$m
Not later than one year	188
Later than one year and not later than five years	360
Later than five years	136
Total future minimum lease payments	684